Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Equity Participation And Other Compensation Plans Tables [Line Items]
Disclosure of compensation-related personnel expenses [text block]

Variable compensation
Expenses recognized in 2023 Expenses deferred to 2024 and later 1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,859 (52) 2,807 0 0 0
Deferred compensation awards 523 656 1,179 777 757 1,534
of which: Equity Ownership Plan 155 330 485 263 245 509
of which: Deferred Contingent Capital Plan 180 241 421 312 451 763
of which: Long-Term Incentive Plan 164 40 204 160 34 193
of which: Fund Ownership Plan 24 46 69 41 27 68
Variable compensation – performance awards 3,382 604 3,986 777 757 1,534
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial

advisors
42 459 502 822 2,062 2,884
Variable compensation – other
3
784 526 1,310 384 583 968
Total variable compensation 7,927 1,918 9,845
4
2,398 4,640 7,037
1 Estimate as

of 31 December 2023.

Actual amounts to

be expensed in

future periods may

vary; e.g., due

to forfeiture of

awards.

2 Financial advisor compensation

consists of cash

and deferred compensation
awards and is based on

compensable revenues and firm tenure

using a formulaic approach. It

also includes expenses related to

compensation commitments with financial advisors

entered into at the time

of recruitment
that are subject to vesting requirements.

3 Consists of existing deferred awards

and retention awards granted

to Credit Suisse employees as well

as replacement payments, forfeiture credits,

severance payments,
retention plan payments and

interest expense related to

the Deferred Contingent Capital

Plan.

4 Includes USD
1,094
m in expenses related

to share-based compensation (performance

awards: USD
689 m; other
variable compensation: USD 208
m; financial advisor compensation:

USD
197 m). A further USD 169
m in expenses related

to share-based compensation

was recognized within other

expense categories included in
Note 7 (salaries: USD 4
m related to role-based

allowances; social security:

USD
137
m; other personnel expenses:

USD
27
m related to the

Equity Plus Plan). Total

personnel expense related to

share-based equity-
settled compensation excluding social security was USD 1,087 m.

Variable compensation (continued)
Expenses recognized in 2022 Expenses deferred to 2023 and later 1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,276 (16) 2,260 0 0 0
Deferred compensation awards 364 581 945 605 754 1,359
of which: Equity Ownership Plan 202 235 437 310 250 560
of which: Deferred Contingent Capital Plan 129 219 349 245 408 654
of which: Long-Term Incentive Plan 11 32 43 30 42 71
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation – performance awards 2,640 566 3,205 605 754 1,359
Variable compensation – financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited financial

advisors
29 432 461 580 1,836 2,416
Variable compensation – other
3
169 71 241 237 193 430
Total variable compensation 6,608 1,346 7,954
4
2,131 3,599 5,731
1 Estimate as

of 31 December

2022. Actual amounts

to be expensed

in future periods

may vary; e.g.,

due to forfeiture

of awards.

2 Financial advisor compensation

consists of cash

and deferred compensation
awards and is based on

compensable revenues and firm tenure

using a formulaic approach. It

also includes expenses related to

compensation commitments with financial advisors entered

into at the time of

recruitment
that are subject to vesting requirements.

3 Consists of replacement payments, forfeiture credits,

severance payments, retention plan payments

and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD 703 m in expenses related to share-based compensation (performance awards: USD 480 m; other variable compensation: USD 56 m; financial advisor compensation: USD 166 m). A further USD 88 m in expenses related to

share-based compensation

was recognized

within other

expense categories

included in

Note 7 (salaries:

USD
4
m related to

role-based allowances;

social security:

USD
61
m; other

personnel
expenses: USD 23
m related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD
716 m.

Variable compensation (continued)
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD m
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,383 (10) 2,373 0 0 0
Deferred compensation awards 405 412 817 797 624 1,421
of which: Equity Ownership Plan 183 180 363 393 184 577
of which: Deferred Contingent Capital Plan 140 158 297 299 329 628
of which: Long-Term Incentive Plan 54 19 73 50 33 83
of which: Fund Ownership Plan 29 56 84 56 78 133
Variable compensation – performance awards 2,788 402 3,190 797 624 1,421
Variable compensation – financial advisors
2
4,175 685 4,860 1,097 2,323 3,419
of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806 of which: compensation commitments with recruited financial

advisors
41 438 479 662 1,682 2,344
Variable compensation – other
3
191 38 229 215 182 397
Total variable compensation 7,155 1,125 8,280
4
2,109 3,129 5,238
1 Estimate as of 31

December 2021. Actual amounts

expensed may vary; e.g.,

due to forfeiture of

awards.

2 Financial advisor compensation

consists of cash and

deferred compensation awards and

is based on
compensable revenues and firm tenure using

a formulaic approach. It also includes

expenses related to compensation commitments

with financial advisors entered into

at the time of recruitment that

are subject to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits, severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 651
m in expenses related to share-based compensation

(performance awards: USD
435 m; other variable compensation: USD 59 m; financial advisor compensation: USD 157 m). A further USD 85 m in expenses related to share-based

compensation was

recognized within

other expense categories

included in Note

7 (salaries: USD
5
m related to

role-based allowances;

social security: USD
64
m; other personnel

expenses:
USD 16
m related to the Equity Plus Plan). Total personnel expense related to share-based equity-settled compensation excluding social security was USD
641 m.

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]

Movements in outstanding share-based compensation

awards
Number of shares
2023
Weighted average
grant date fair value
(USD)
Number of shares
2022
Weighted average
grant date fair value
(USD)
Outstanding, at the beginning of the year 181,907,200 15 180,578,561 13
Share obligations assumed at merger date 14,535,612 20
Awarded during the year 63,907,823 20 62,203,770 18
Distributed during the year (54,365,846) 14 (54,639,882) 12
Forfeited during the year (7,076,202) 18 (6,235,249) 15
Outstanding, at the end of the year 198,908,588 17 181,907,200 15 of which: shares vested for accounting purposes 102,697,819 102,364,973